Segmental information - Category analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of products and services [line items]
Sales	$ 27,891	$ 28,270	[1]	$ 29,751	[1]
Spirits
Disclosure of products and services [line items]
Sales	22,406	22,855		24,059
Beer
Disclosure of products and services [line items]
Sales	4,107	4,026		4,160
Ready to Drink
Disclosure of products and services [line items]
Sales	949	1,079		1,172
Other
Disclosure of products and services [line items]
Sales	$ 429	$ 310		$ 360

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.